INCOME TAXES (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Deferred tax asset valuation allowances
Balance at beginning of year	$ 649
Balance at end of year	477	$ 649
Net increase or (decrease) in valuation allowances	(172)	63	$ 99
Valuation Allowance of Deferred Tax Assets [Member]
Deferred tax asset valuation allowances
Balance at beginning of year	649	586	487
Additions	42	104	169
(Decrease) due to transfer to assets held for sale	(163)	0	0
Deductions	(51)	(41)	(70)
Balance at end of year	$ 477	$ 649	$ 586